Supplement to the
Fidelity® Select Portfolios®
Gold Portfolio
April 29, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Steven Calhoun (Co-Portfolio Manager) has managed the fund since 2018.
Colin Anderson (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about August 25, 2023, Mr. Calhoun will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Anderson will assume sole portfolio manager responsibilities.
GOL-SUSTK-0823-103 1.9880368.103	August 2, 2023
Supplement to the
Fidelity® Select Portfolios®
Gold Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Steven Calhoun (Co-Portfolio Manager) has managed the fund since 2018.
Colin Anderson (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about August 25, 2023, Mr. Calhoun will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Anderson will assume sole portfolio manager responsibilities.
AGLD-SUSTK-0823-107 1.9880377.107	August 2, 2023